Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
		Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Gain / (loss) on derivative instruments	[1]		$ 1,336	$ 222	$ 3,607	$ (1,435)
Derivative, Gain (Loss) on Derivative			1,222	(884)	2,787	(5,052)
Receipts under derivative financial instruments			$ 114	$ 1,106	$ 820	$ 3,617
Interest rate swap		$ 597

[1]	In the nine months ended September 30, 2025 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).